Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2023	$2,398,434	$(826,366)	$(79,070)	$1,492,998
Additions (1)	126,106	—	—	126,106
Drydock costs	553	—	—	553
Disposals (2)	(103,537)	43,973	30,300	(29,264)
Depreciation and impairment for the period (3)	—	(111,817)	(16,384)	(128,201)
Vessels, December 31, 2024	$2,421,556	$(894,210)	$(65,154)	$1,462,192
Additions (1)	125,567	—	—	125,567
Drydock costs	7,592	—	—	7,592
Disposals (2)	(110,652)	50,349	35,734	(24,569)
Depreciation for the period	—	(58,135)	—	(58,135)
Vessels, June 30, 2025	$2,444,063	$(901,996)	$(29,420)	$1,512,647
(1)	On September 3, 2024 the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 31 AS, the company that owns and operates the Tuva Knutsen. On March 3, 2025 the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 27 AS, the company that owns and operates the Live Knutsen. Both acquisitions were accounted for as acquisitions of assets. See Note 21—Acquisitions.
(2)	On September 3, 2024 the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. On March 3, 2025 the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. Both sales transactions were part of an asset swap. See footnote (1) above and see Note 14 (f)—Related Parties.
(3)	The carrying values of each of the Dan Cisne and the Dan Sabia were written down to their respective estimated fair values as of June 30, 2024. See Note 20—Impairment of long-lived assets.

Schedule of drydocking activity

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Balance at the beginning of the year	$28,661	$40,587
Costs incurred for drydocking	7,592	553
Costs re-allocated to drydocking due to change of contract	—	2,039
Costs allocated to drydocking as part of acquisition of asset	1,067	910
Drydock amortization as part of sale of asset	(1,526)	(1,490)
Drydock amortization	(7,249)	(13,938)
Balance at period end	$28,544	$28,661